Significant judgments and sources of estimation uncertainties - Recoverability of goodwill and intangible assets (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Oct. 01, 2025 EUR (€)	Jun. 01, 2025 EUR (€)	Oct. 01, 2024 EUR (€)
Basis of presentation
Number of groups of CGUs for each operating segment | item	1
Number of years of budget	3 years
Increase (decrease) in market capitalization	(12.00%)
Market capitalization	€ 11,383,815	€ 12,957,138
Increase (decrease) in FME AG shareholders' equity	(8.00%)
Total FME AG shareholders' equity	€ 13,309,832	14,576,563
Foreign currency translation effects	(1,544,634)	727,473	€ (607,873)
Goodwill	€ 13,571,394	15,170,652		€ 13,585,362	€ 14,035,273	€ 14,227,152
Care Delivery
Basis of presentation
Maximum number of projection years	10 years
Goodwill	€ 11,212,997	13,014,925		11,227,831	11,613,650	12,171,616
Excess of recoverable amount over carrying amount	€ 6,521,602	€ 6,757,218		€ 5,606,349	€ 5,110,313	€ 7,454,490
Residual value growth	1.00%	1.00%		1.00%	1.00%	1.00%
Pre-tax weighted average cost of capital (WACC)	8.90%	8.55%		9.09%	9.06%	8.50%
After-tax WACC	7.21%	6.46%		7.39%	7.37%	6.45%
Care Delivery | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0269	0.0246		0.0236	0.0218	0.0277
Care Delivery | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0211	0.018		0.0186	0.0151	0.0205
Care Delivery | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0853)	(0.0755)		(0.074)	(0.0683)	(0.0937)
Care Delivery | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0318)	(0.0286)		(0.0288)	(0.0239)	(0.032)
Value-Based Care
Basis of presentation
Maximum number of projection years	5 years
Goodwill	€ 368,663			€ 368,945	€ 382,025
Excess of recoverable amount over carrying amount	€ 172,260			€ 89,670	€ 424,898
Residual value growth	2.80%			2.80%	2.80%
Pre-tax weighted average cost of capital (WACC)	8.53%			9.00%	9.45%
After-tax WACC	7.20%			7.57%	7.97%
Value-Based Care | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0171			0.0097	0.0607
Value-Based Care | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0132			0.0075	0.0467
Value-Based Care | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0236)			(0.0132)	(0.1117)
Value-Based Care | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0041)			(0.0024)	(0.0099)
Care Enablement
Basis of presentation
Maximum number of projection years	10 years
Goodwill	€ 1,989,734	€ 2,155,727		€ 1,988,586	€ 2,039,598	€ 2,055,536
Excess of recoverable amount over carrying amount	€ 2,732,309	€ 3,290,699		€ 2,672,471	€ 8,661,306	€ 3,360,527
Residual value growth	1.00%	1.00%		1.00%	1.00%	1.00%
Pre-tax weighted average cost of capital (WACC)	8.43%	7.78%		8.52%	5.85%	7.79%
After-tax WACC	6.42%	6.00%		6.51%	4.60%	6.03%
Care Enablement | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0202	0.023		0.0201	0.0435	0.0239
Care Enablement | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0141	0.0167		0.0142	0.0305	0.0175
Care Enablement | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0474)	(0.057)		(0.0484)	(0.1302)	(0.0616)
Care Enablement | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0262)	(0.029)		(0.0264)	(0.0524)	(0.0302)
Non-amortizable intangible assets and goodwill
Basis of presentation
Carrying amount of intangible assets	€ 13,826,378	€ 15,461,434
Carrying amount of goodwill and non-amortizable intangible assets, percentage of the Company's total assets	45.00%	46.00%